Consolidated Statements of Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) - IPO $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Convertible Preferred Stock
Net of issuance costs	$ 519
SAFE
Net of issuance costs	113
Underwriting Discounts, Commissions and Offering Costs
Net of issuance costs	$ 11,285